Results of Reportable Segments (Detail) - USD ($) $ in Thousands		3 Months Ended										12 Months Ended
		May 31, 2018		Feb. 28, 2018	Nov. 30, 2017	Aug. 31, 2017	May 31, 2017	Feb. 28, 2017	Nov. 30, 2016	[2]	Aug. 31, 2016	May 31, 2018		May 31, 2017		May 31, 2016
Segment Reporting Information [Line Items]
Net Sales		$ 1,558,156	[1]	$ 1,102,677	$ 1,315,416	$ 1,345,394	$ 1,492,846	$ 1,022,496	$ 1,190,770		$ 1,252,063	$ 5,321,643	[3]	$ 4,958,175	[3]	$ 4,813,649	[3]
Income (Expense) Before Income Taxes	[4]											417,048		244,333		483,466
Interest (Expense) Income, Net	[5]											(84,105)		(82,970)		(81,318)
EBIT	[6]											501,153		327,303		564,784
Identifiable Assets		5,271,822					5,090,449					5,271,822		5,090,449		4,764,969
Capital Expenditures												114,619		126,109		117,183
Depreciation and Amortization												128,499		116,773		111,039
Operating Segments | Industrial Segment
Segment Reporting Information [Line Items]
Net Sales												2,814,755		2,564,202		2,491,647
Income (Expense) Before Income Taxes	[4]											270,792		243,335		257,180
Interest (Expense) Income, Net	[5]											(10,507)		(7,985)		(6,071)
EBIT	[6]											281,299		251,320		263,251
Identifiable Assets		2,422,799					2,382,784					2,422,799		2,382,784		2,206,062
Capital Expenditures												60,145		65,083		78,002
Depreciation and Amortization												57,267		51,529		47,697
Operating Segments | Consumer Segment
Segment Reporting Information [Line Items]
Net Sales												1,754,339		1,680,384		1,637,438
Income (Expense) Before Income Taxes	[4]											171,874		58,726		268,218
Interest (Expense) Income, Net	[5]											(713)		(323)		40
EBIT	[6]											172,587		59,049		268,178
Identifiable Assets		1,859,381					1,821,190					1,859,381		1,821,190		1,734,600
Capital Expenditures												38,921		45,690		27,269
Depreciation and Amortization												38,037		33,374		31,445
Operating Segments | Specialty Segment
Segment Reporting Information [Line Items]
Net Sales												752,549		713,589		684,564
Income (Expense) Before Income Taxes	[4]											123,307		107,904		107,546
Interest (Expense) Income, Net	[5]											876		526		814
EBIT	[6]											122,431		107,378		106,732
Identifiable Assets		740,952					759,822					740,952		759,822		754,757
Capital Expenditures												14,958		14,104		10,238
Depreciation and Amortization												27,457		26,453		25,646
Corporate/Other
Segment Reporting Information [Line Items]
Income (Expense) Before Income Taxes	[4]											(148,925)		(165,632)		(149,478)
Interest (Expense) Income, Net	[5]											(73,761)		(75,188)		(76,101)
EBIT	[6]											(75,164)		(90,444)		(73,377)
Identifiable Assets		$ 248,690					$ 126,653					248,690		126,653		69,550
Capital Expenditures												595		1,232		1,674
Depreciation and Amortization												$ 5,738		$ 5,417		$ 6,251

[1]	Reflects inventory-related charges of $36.5 million in our consumer reportable segment for product line rationalization and related obsolete inventory identification and $1.2 million in inventory reductions related to restructuring activities in our industrial reportable segment. Additional restructuring charges totaling $17.5 million were incurred during the fourth quarter of fiscal 2018, as further described in Note B, “Restructuring.” We also incurred charges in our industrial segment totaling $4.2 million in connection with the decision to exit Flowcrete China.
[2]	Reflects the pretax goodwill and intangible asset impairment losses of $188.3 million related to our Kirker reporting unit. Refer to Note C, “Goodwill and Other Intangible Assets,” for further information. Also reflects $12.3 million pretax charge relating to the Flowcrete decision to exit the Middle East and $15.0 million in severance expense across all three reportable segments.
[3]	It is not practicable to obtain the information needed to disclose revenues attributable to each of our product lines.
[4]	The presentation includes a reconciliation of Income (Loss) Before Income Taxes, a measure defined by Generally Accepted Accounting Principles (GAAP) in the United States, to EBIT.
[5]	Interest (expense), net includes the combination of interest expense and investment expense (income), net.
[6]	EBIT is a non-GAAP measure, and is defined as earnings (loss) before interest and taxes. We evaluate the profit performance of our segments based on income before income taxes, but also look to EBIT as a performance evaluation measure because interest expense is essentially related to acquisitions, as opposed to segment operations. We believe EBIT is useful to investors for this purpose as well, using EBIT as a metric in their investment decisions. EBIT should not be considered an alternative to, or more meaningful than, income before income taxes as determined in accordance with GAAP, since EBIT omits the impact of interest in determining operating performance, which represent items necessary to our continued operations, given our level of indebtedness. Nonetheless, EBIT is a key measure expected by and useful to our fixed income investors, rating agencies and the banking community, all of whom believe, and we concur, that this measure is critical to the capital markets' analysis of our segments' core operating performance. We also evaluate EBIT because it is clear that movements in EBIT impact our ability to attract financing. Our underwriters and bankers consistently require inclusion of this measure in offering memoranda in conjunction with any debt underwriting or bank financing. EBIT may not be indicative of our historical operating results, nor is it meant to be predictive of potential future results.